Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and due from banks	$ 6,807,000	$ 7,947,000
Interest-earning deposits with banks	43,984,000	64,447,000
Securities available for sale, at fair value	112,824,000	100,280,000
Securities held to maturity, at amortized cost (fair value $5,450,000)	5,496,000
Loans held for sale	2,147,000	1,139,000
Loans:
Loans held for investment	310,853,000	307,348,000
Less allowance for loan losses	(3,738,000)	(5,095,000)
Net loans held for investment	307,115,000	302,253,000
Premises and equipment, net	14,858,000	13,781,000
Interest receivable	1,747,000	1,747,000
Restricted stock	1,038,000	1,184,000
Bank-owned life insurance	6,645,000	6,516,000
Other real estate owned	5,865,000	7,170,000
Prepaid assets	969,000	490,000
Other assets	8,969,000	10,366,000
Total assets	518,464,000	517,320,000
Deposits:
Demand noninterest-bearing	80,069,000	74,493,000
Interest checking and money market accounts	243,116,000	228,933,000
Savings deposits	39,091,000	41,512,000
Time deposits, $100,000 and over	38,912,000	44,690,000
Other time deposits	55,247,000	64,080,000
Total	456,435,000	453,708,000
Short-term borrowed funds	4,685,000	5,509,000
Long-term debt	9,558,000	11,163,000
Interest payable	180,000	224,000
Other liabilities	4,783,000	4,491,000
Total liabilities	475,641,000	475,095,000
Off balance sheet items, commitments and contingencies (Note 13)
SHAREHOLDERS' EQUITY
Common stock, $1.25 par value: 20,000,000 shares authorized; shares issued and outstanding 6,961,484 and 7,445,931	8,702,000	9,307,000
Additional paid-in capital	11,712,000	11,922,000
Unearned ESOP compensation		(989,000)
Undivided profits	10,974,000	10,289,000
Accumulated other comprehensive income (loss)	305,000	(562,000)
Total Uwharrie Capital shareholders' equity	31,693,000	29,967,000
Noncontrolling interest	10,569,000	10,542,000
Total shareholders' equity	42,262,000	40,509,000
Total liabilities and shareholders' equity	518,464,000	517,320,000
Common Stock [Member]
SHAREHOLDERS' EQUITY
Total shareholders' equity	8,702,000	9,307,000
Common Stock [Member] | Employee Stock Ownership Plan [Member]
Deposits:
Redeemable common stock held by the Employee Stock Ownership Plan (ESOP) (Note 17)	$ 561,000	$ 1,716,000